Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (5)	Net Income
2025	$1,009,784	$1,014,487	$520,592	$521,743	$95.92	$27,755,000
2024	$874,697	$645,166	$369,474	$309,820	$88.52	$(160,000)
2023	$816,435	$633,359	$414,108	$374,382	$102.42	$16,759,106

(1)
Mr. Donnelly was the PEO for each year presented in the table. For Mr. Donnelly, Compensation Actually Paid to the PEO in 2025 is less than the Summary Compensation Table (“SCT”) Total as reported for the corresponding year in the “Total” column of the SCT resulting from adjustments in equity award values. See Footnote 3.

(2)
For
the Non-PEO NEOs,
Average Compensation Actually Paid in 2025 is less than the Average SCT Total as reported for the corresponding year in the “Total” column of the SCT resulting from adjustments in equity award values. See Footnote 4.
The Non-PEO NEOs
for 2025 were: John M. McCaffery and John F. Carmody; the
Non-PEO
NEOs for 2024 and 2023 were: Vincent G. O’Bell and William Lance.

(3)
Equity Award Adjustments for the PEO (Mr. Donnelly): The following table sets forth the adjustments made during the 2025 year to the SCT “Total” column in the Pay vs Performance Table to arrive at Compensation Actually Paid to our PEO during the 2025 year presented:

Adjustments to Determine Compensation Actually Paid for the PEO (Mr. Donnelly)	2025
Deduction for Amounts Reported under the ‘Stock Awards’ Column in the SCT	$(198,200)
Deduction for Amounts Reported under the ‘Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$186,561
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	8,321
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	8,022
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	—

Total Adjustments	$4,703

(4)
Equity Award Adjustments for the Average
 Non-PEO
 NEO Compensation Actually Paid:
 The following table sets forth the adjustments made during the 2025 year to the SCT “Total” column in the Pay vs Performance Table to arrive at average compensation actually paid to our Non-PEO NEOs
during the 2025 year presented:

Adjustments to Determine Average Compensation Actually Paid for the Non-PEO NEOs	2025
Deduction for Amounts Reported under the ‘Stock Awards’ Column in the SCT	$(52,150)
Deduction for Amounts Reported under the ‘Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$49,088
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$2,102
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$2,112
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	$—

Total Adjustments	$1,151

(5)
Cumulative total stockholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price as of December 31, 2022, the beginning of the measurement period.

Named Executive Officers, Footnote
(2)
For
the Non-PEO NEOs,
Average Compensation Actually Paid in 2025 is less than the Average SCT Total as reported for the corresponding year in the “Total” column of the SCT resulting from adjustments in equity award values. See Footnote 4.
The Non-PEO NEOs
for 2025 were: John M. McCaffery and John F. Carmody; the
Non-PEO
NEOs for 2024 and 2023 were: Vincent G. O’Bell and William Lance.

PEO Total Compensation Amount	$ 1,009,784	$ 874,697	$ 816,435
PEO Actually Paid Compensation Amount	$ 1,014,487	645,166	633,359
Adjustment To PEO Compensation, Footnote
(3)
Equity Award Adjustments for the PEO (Mr. Donnelly): The following table sets forth the adjustments made during the 2025 year to the SCT “Total” column in the Pay vs Performance Table to arrive at Compensation Actually Paid to our PEO during the 2025 year presented:

Adjustments to Determine Compensation Actually Paid for the PEO (Mr. Donnelly)	2025
Deduction for Amounts Reported under the ‘Stock Awards’ Column in the SCT	$(198,200)
Deduction for Amounts Reported under the ‘Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$186,561
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	8,321
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	8,022
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	—

Total Adjustments	$4,703

Non-PEO NEO Average Total Compensation Amount	$ 520,592	369,474	414,108
Non-PEO NEO Average Compensation Actually Paid Amount	$ 521,743	309,820	374,382
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Equity Award Adjustments for the Average
 Non-PEO
 NEO Compensation Actually Paid:
 The following table sets forth the adjustments made during the 2025 year to the SCT “Total” column in the Pay vs Performance Table to arrive at average compensation actually paid to our Non-PEO NEOs
during the 2025 year presented:

Adjustments to Determine Average Compensation Actually Paid for the Non-PEO NEOs	2025
Deduction for Amounts Reported under the ‘Stock Awards’ Column in the SCT	$(52,150)
Deduction for Amounts Reported under the ‘Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$49,088
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$2,102
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$2,112
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	$—

Total Adjustments	$1,151

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 95.92	88.52	102.42
Net Income (Loss)	$ 27,755,000	$ (160,000)	$ 16,759,106
PEO Name	Mr. Donnelly
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,703
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,561
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,321
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,022
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,151
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,150)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,088
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,102
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,112